NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 10,253,742	$ 9,586,276
Restricted cash	$ 7,192,928	6,703,242
Bank fee percentage	0.05%
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,530,409
Repayment date	Dec. 19, 2018
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,530,409
Repayment date	Oct. 13, 2018
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 2,448,655
Repayment date	Aug. 22, 2018
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 2,448,655
Repayment date	Aug. 22, 2018
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 765,205
Repayment date	Aug. 14, 2018
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,530,409
Repayment date	Jun. 27, 2018
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 720,773
Repayment date		Dec. 27, 2017
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,441,545
Repayment date		Aug. 21, 2017
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 720,773
Repayment date		Jun. 22, 2017
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 648,695
Repayment date		Jun. 22, 2017
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 720,773
Repayment date		Apr. 19, 2017
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 720,773
Repayment date		Mar. 11, 2017
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,441,545
Repayment date		Jan. 25, 2017
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,441,545
Repayment date		Jan. 25, 2017
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,441,545
Repayment date		Jan. 25, 2017
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 288,309
Repayment date		Jan. 25, 2017